Note 6 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Balance, January 1, 2026	$ 18,357
Additions	7,617
Amortization	(3,502)
Write-off and other movements	(1,383)
Balance, December 31	$ 21,089